INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 18,084	$ 19,706
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 18,084	$ 19,706
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 5,033	$ 3,871
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,835	$ 5,020
Subsidiaries with material non-controlling interests | BPO | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | BPO | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | U.K Student Housing
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	75.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,594	$ 1,190
Subsidiaries with material non-controlling interests | US Retail
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,280	$ 1,274
Subsidiaries with material non-controlling interests | US Manufactured Housing
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	76.00%	74.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,191	$ 932
Subsidiaries with material non-controlling interests | Korea Mixed Use
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 936	$ 936
Subsidiaries with material non-controlling interests | UK Short Stay
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 756	$ 799
Subsidiaries with material non-controlling interests | U.S. Hospitality
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	77.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 724	$ 0
Subsidiaries with material non-controlling interests | Other LP Investments
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,735	$ 5,684
Subsidiaries with material non-controlling interests | Other LP Investments | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	33.00%	33.00%
Subsidiaries with material non-controlling interests | Other LP Investments | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	99.00%	82.00%